TAXES ON INCOME - Summary of Loss Before Taxes on Income (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Domestic (Israel)	$ (125,228)	$ (127,631)	$ (153,091)
Foreign	2,416	1,084	(184)
Loss before taxes on income	$ (122,812)	$ (126,547)	$ (153,275)